Prepaid Charter Revenue	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue

5. Prepaid Charter Revenue

In February, March and November 2012, the container vessels “Cap San Marco” renamed to “Cap Domingo”, “Cap San Raphael” renamed to “Cap Doukato”, “APL Sardonyx”, “APL Spinel” and “APL Garnet”, were delivered to the Company and were chartered back to the sellers. Based on the vessels' valuation and the valuation of their respective time charter agreements according to the Company's policy, an aggregate asset of $42,000 was recorded which is amortized to revenue over the period of the respective time charter agreements. In addition to that and due to the fact that the time charter agreements for m/v “Cap Domingo” and m/v “Cap Doukato” provide for varying rates throughout the duration of the time charter, the revenue is being recognized on a straight line basis and the difference is included in Prepaid charter revenue as well.

As at December 31, 2012, the balance of the account was analyzed as follows:

Description	Amount	Accumulated Amortization	Net
Prepaid charter revenue	$42,000	$(12,204)	$29,796
Deferred asset from varying charter rates	122	0	122
Total	$42,122	$(12,204)	$29,918

The aggregate expected amortization for each of the succeeding years is as follows:

Period	Amount
Year 1	$17,937
Year 2	$8,968
Year 3	$2,891